Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities consisted of the following:

	June 30,	March 31,
	2017	2017
Accounts payable	$2,786,643	$3,569,011
Advance capitation payment to APAACO from CMS	9,292,564	-
Accrued compensation	3,297,093	2,860,340
Income taxes payable	333	20,827
Accrued interest	192,895	54,158
Accrued professional fees	643,455	1,379,037
	$16,212,983	$7,883,373

Accounts payable and accrued liabilities consisted of the following:

	As of
	March 31,
	2017	2016
Accounts payable	$3,569,011	$2,036,615
Physician share of MSSP	-	62,000
Accrued compensation	2,860,340	2,156,339
Income taxes payable	20,827	110,653
Accrued interest	54,158	4,500
Accrued professional fees	1,379,037	202,200

	$7,883,373	$4,572,307